UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blue Creek Investment Partners, LLC.
Address: 100 Church Street
         Suite 500
         Huntsville, AL 35801

13F File Number:  28-12097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alan L. Bagwell
Title:     Principal
Phone:     205-704-0505

Signature, Place, and Date of Signing:

     /s/ Alan L. Bagwell     Huntsville, AL    July 21, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    32

Form13F Information Table Value Total:    $89,033(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE INC                COM              007865108     2684    85682 SH       Sole                    74920             10762
AFLAC INC                      COM              001055102     3780    60199 SH       Sole                    52747              7452
AGRIUM INC                     COM              008916108     4391    40835 SH       Sole                    35840              4995
AIRGAS INC                     COM              009363102     1820    31171 SH       Sole                    27326              3845
AT&T INC                       COM              00206R102     2402    71294 SH       Sole                    62184              9110
BANCORPSOUTH INC COM           COM              059692103      289    16520 SH       Sole                    16520
CF INDUSTRIES HOLDINGS INC     COM              125269100     3065    20057 SH       Sole                    17521              2536
CORE LABORATORIES N V COM      COM              N22717107     5328    37428 SH       Sole                    32815              4613
CORNING INC                    COM              219350105     2000    86780 SH       Sole                    75723             11057
DOVER CP                       COM              260003108     1815    37527 SH       Sole                    32900              4627
EBAY INC                       COM              278642103     2706    99020 SH       Sole                    87055             11965
GENENTECH INC                  COM              368710406     3495    46049 SH       Sole                    41290              4759
HERBALIFE LTD                  COM              G4412G101     2449    63212 SH       Sole                    51875             11337
MEMC ELECTRONIC MTRL           COM              552715104     3260    52970 SH       Sole                    46578              6392
NASDAQ OMX GROUP INC           COM              631103108     1807    68076 SH       Sole                    59684              8392
NATL INSTRUMENTS CORP          COM              636518102     3205   112985 SH       Sole                    99205             13780
NATL OILWELL VARCO             COM              637071101     3052    34405 SH       Sole                    29890              4515
NIKE INC                       COM              654106103     2458    41239 SH       Sole                    35841              5398
ORACLE CORP COM                COM              68389X105     3687   175561 SH       Sole                   154437             21124
ORBITAL SCIENCES CORP COM      COM              685564106      597    25326 SH       Sole                    25326
RESEARCH IN MOTION             COM              760975102     2695    23052 SH       Sole                    20189              2863
ROSS STORES                    COM              778296103     1829    51505 SH       Sole                    45095              6410
SCHWAB CHARLES CP NEW COM      COM              808513105     2039    99248 SH       Sole                    87001             12247
SMITH INTL                     COM              832110100     4375    52623 SH       Sole                    46241              6382
STRYKER CORP COM               COM              863667101     4556    72454 SH       Sole                    63757              8697
SYBASE INC                     COM              871130100     3170   107766 SH       Sole                    94587             13179
TELEFONICA                     COM              879382208     1620    20362 SH       Sole                    17705              2657
TRANSOCEAN INC NEW SHS.        COM              G90073100     3682    24159 SH       Sole                    21246              2913
URBAN OUTFITTERS               COM              917047102     2640    84651 SH       Sole                    73601             11050
WALT DISNEY CO                 COM              254687106     1748    56010 SH       Sole                    49069              6941
WESTERN DIGITAL CP             COM              958102105     3109    90036 SH       Sole                    78436             11600
XILINX INC                     COM              983919101     3278   129811 SH       Sole                   114114             15697